UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM ABS-15G

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ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2019 to December 31, 2019

Date of Report (Date of earliest event reported) February 11, 2020

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Nationwide Building Society

(Exact name of securitizer as specified in its charter)

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Commission File Number of securitizer: 025-00472

Central Index Key Number of securitizer: 0001542134

Michael Constantine, +44 20 7261 6127
Name and telephone number, including area code, of the person to contact in connection with this filing.

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Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

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INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Nationwide Building Society has indicated by check mark that there is no activity to report for the annual period.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: _February 11, 2020

NATIONWIDE BUILDING SOCIETY
(Securitizer)

By: _/s/ Rob Collins_____________________________

Name: Rob Collins
Title: Head of Treasury Markets and Chief Investment Officer

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